Dividends (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Interim Financial Reporting

	2017			2016			2015
		Dividend	Total		Dividend	Total		Dividend	Total
		per share	dividend		per share	dividend		per share	dividend
	Paid/payable	(pence)	£m	Paid	(pence)	£m	Paid	(pence)	£m
First interim	13 July 2017	19	928	14 July 2016	19	923	9 July 2015	19	920
Second interim	12 October 2017	19	929	13 October 2016	19	925	1 October 2015	19	919
Third interim	11 January 2018	19	929	12 January 2017	19	925	14 January 2016	19	919
Fourth interim	12 April 2018	23	1,125	13 April 2017	23	1,124	14 April 2016	23	1,114

Total		80	3,911		80	3,897		80	3,872

Special dividend							14 April 2016	20	969

Summary of Dividends to Shareholders	The amounts recognised in each year were as follows:

	2017	2016	2015
	£m	£m	£m
Dividends to shareholders	3,906	4,850	3,874